401(k) Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
401(k) Plan	401(k) PlanThe Company sponsors a 401(k) defined contribution plan covering all eligible employees and provides matching contribution for the first 4% of their salaries. The matching contribution costs incurred were $2.4 million, $1.9 million, and $1.7 million for the years ended December 31, 2021, 2020 and 2019, respectively.